Trade accounts receivable	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable
6.	Trade accounts receivable

As of December 31, 2018, 2019 and 2020, the trade accounts receivable was comprised of the following:

	December 31, 2018		December 31, 2019		December 31, 2020
Trade accounts receivable	Ps.	1,444,037	Ps.	1,530,432	Ps.	1,412,958
Allowance for expected credit loss		(48,675)		(51,022)		(146,953)
	Ps.	1,395,362	Ps.	1,479,410	Ps.	1,266,005

The accounts receivable includes balances to be reimbursed to the Company by domestic and international airlines for passenger charges fees (TUA) of Ps.995,929, Ps.979,037 and Ps.1,032,800 as of December 31, 2018, 2019 and 2020, respectively. Passenger charges are payable for each passenger (other than diplomats, infants, transfer and transit passengers) departing from the airport terminals operated by the Company and are collected by the airlines and subsequently remitted to the Company.

The movements for bad debt expense in the expected credit loss are recognized under cost of services in the consolidated statement of profit or loss and other comprehensive income.

	2018		2019		2020
Beginning balance	Ps.	(31,528)	Ps.	(48,675)	Ps.	(51,022)
Bad debt expense		(25,289)		(22,125)		(160,537)
Reversal of bad debts		8,142		19,778		64,607
Ending balance	Ps.	(48,675)	Ps.	(51,022)	Ps.	(146,953)

The allowance for expected credit loss is comprised of customer balances that are in litigation or bankruptcy procedure and legal proceedings, which at the date of the consolidated financial statements are not yet completed. As of December 31, 2018, 2019 and 2020 these balances amounted to Ps.17,145, Ps.16,626 and Ps.14,136, respectively. The allowance also includes customer balances in arrears in their payments and in a process of regularization; therefore, they have not been sued. As of December 31, 2018, 2019 and 2020 the amount of these balances amounted to Ps.31,530, Ps.34,396 and Ps.132,817, respectively. During 2018, 2019 and 2020, the Company recognized reversals of bad debt of the balances that were in a legal process with an unfavorable outcome for the Company. The amount of these bad debt expense totaled Ps.8,142, Ps.19,778 and Ps.53,011 , respectively also decreasing the balance of accounts receivable. The reversal of bad debts had no effect on the operating results of the Company during 2018, 2019 and 2020.  In 2018 and 2019 no cancellations of allowance were carried out, while 2020 cancellations were for Ps. 11,595.

The allowance for expected credit loss of trade accounts receivable and asset by contracts are based on assumptions about the probability and severity of expected loss. The Company uses judgement to make these assumptions, selecting key and input data for the calculation of the said affirmation prospective at the end of each reporting period.

The following are past due balances of accounts receivable, for which there has not been a provision of allowance for doubtful accounts, according to the Company’s policy and their maturity date:

	December 31, 2018		December 31, 2019		December 31, 2020
Accounts receivables past due from 1 to 30 days	Ps.	70,073	Ps.	133,533	Ps.	55,461
Accounts receivables past due 31 to 60 days		25,934		91,640		25,223
Accounts receivables past due 61 to 90 days		14,482		30,832		15,736
Accounts receivables past due more than 90 days		93		24		4
	Ps.	110,582	Ps.	256,029	Ps.	96,424

The following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2018		December 31, 2019		December 31, 2020
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	22.5%	3.6%	17.8%	3.8%	32.5%	4.2%
Aeroenlaces Nacionales, S.A. de C.V.	11.4%	1.1%	8.7%	1.4%	19.2%	1.7%
American Airlines	3.9%	0.4%	4.1%	0.3%	3.4%	0.8%
Aerovías de México, S.A. de C.V.	6.3%	0.6%	5.9%	0.8%	5.1%	0.5%

The Company has cash, bonds and goods that guarantee certain amounts from TUA as well as accounts receivable from clients as of December 31, 2018, 2019 and 2020. These guarantees could be applied to any unpaid balance in the event of a breach from clients and under certain circumstances.

The Company limits its exposure to credit risk from Trade accounts receivable by establishing a maximum payment period (30 and 45 days) for airlines and commercial customers. During the year ended 31 December 2020, the Company temporarily extended the credit terms to up to 180 days for specific customers with liquidity constraints arising as a direct result of the COVID-19 pandemic. All extensions were granted within current revenues limits after careful consideration of the impact of the COVID-19 pandemic on the creditworthiness of the customer and each customer that was granted an extension is closely monitored for credit deterioration.